SHARE-BASED COMPENSATION - Additional Information (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 12, 2018 USD ($) shares	Apr. 12, 2018 CNY (¥) shares	Jun. 30, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted average grant date fair value of the share options | $ / shares					$ 28.70		$ 29.02		$ 12.10
Total unrecognized compensation expense related to non-vested share options				¥ 71,239,695	$ 71,239,695
Compensation expense				¥ 186,903,431
Granted | shares				999,404
Exercise price | $ / shares					$ 0.01
IPO
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense				¥ 139,374,113		¥ 0		¥ 0
Mr. Baoli Ma, founder, Chairman and Chief Executive Officer
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense				68,166,664
Exercise price | $ / shares			$ 0.01
Non-employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense				31,082,306
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense				11,698,603
Selling and marketing expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense				16,922,885
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense		¥ 50,267,200		141,544,319
Technology and product development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense				¥ 16,737,624
Repurchase of unvested share options from BlueCity Media Limited
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares repurchased (in shares) | shares	288,240	288,240
Shares repurchased consideration	$ 8	¥ 50,267,200